                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002

Check here if Amendment  [ ]                    Amendment No.: ________________
   This Amendment (Check only one):             [ ]  is a restatement.
                                                [ ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:
Name:        Matrix V Management Co., L.L.C.
Address:     1000 Winter Street, Suite 4500
             Waltham, MA 02451

Form 13F File Number: 028-10021

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Timothy A. Barrows
Title:       Managing Member
Phone:       781-890-2244

Signature, Place and Date of Signing:

/s/ Timothy A. Barrows,        Waltham, Massachusetts,            July 10, 2002
----------------------


Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          NONE

Form 13F Information Table Entry Total:     3

Form 13F Information Table Value Total:     $35,560
                                            (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

FORM 13F INFORMATION TABLE
MATRIX V MANAGEMENT CO., L.L.C.
QUARTER ENDED 6/30/02


COLUMN 1                           COLUMN 2         COLUMN 3          COLUMN 4    COLUMN 5   COLUMN 6      COLUMN 7      COLUMN 8
                                                                       VALUE                 INVESTMENT    OTHER         VOTING
NAME OF ISSUER                  TITLE OF CLASS        CUSIP           (X$1000)     SHARES    DISCRETION    MANAGERS      AUTHORITY
Blue Martini Software, Inc.         Common         095698 10 6        $ 6,414   7,289,120    Sole          None          Sole
Sycamore Networks, Inc.             Common         871206 10 8        $   389     100,818    Sole          None          Sole
Turnstone Systems, Inc.             Common         900423 10 4        $28,757   6,641,277    Sole          None          Sole
                                                                      -------
                                                                      $35,560
                                                                      =======
